Investment in NMG Ohio LLC (Details) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Schedule of Equity Method Investments [Line Items]
Opening balance	$ 3,465,902	$ 77,600	$ 77,600
Foreign exchange	(82,920)	(71,554)	(241,862)	$ (193,959)
Total	3,568,645		3,465,902	77,600
Nmg Ohio Llc [Member]
Schedule of Equity Method Investments [Line Items]
Opening balance	3,465,902	$ 77,600	77,600
Acquisition costs: Common shares issued to vendors at fair value	0		1,448,805
Acquisition costs: Cash payments to vendors	0		1,181,250
Dispensary build-out related costs	16,469		573,633
License fees	0		100,000
Equity pickup	87,651		56,466
Foreign exchange	(1,377)		28,148
Total	$ 3,568,645		$ 3,465,902	$ 77,600